LVIP SSGA Large Cap 100 Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.72%
Aerospace & Defense–2.96%
General Dynamics Corp.	66,173	$ 15,959,604
Northrop Grumman Corp.	35,083	15,689,819
Raytheon Technologies Corp.	156,795	15,533,681
		47,183,104
Air Freight & Logistics–2.04%
CH Robinson Worldwide, Inc.	149,926	16,148,529
FedEx Corp.	70,841	16,391,899
		32,540,428
Automobiles–1.99%
Ford Motor Co.	947,571	16,023,426
†General Motors Co.	359,585	15,728,248
		31,751,674
Banks–4.77%
Citigroup, Inc.	282,659	15,093,991
Citizens Financial Group, Inc.	327,870	14,862,347
Huntington Bancshares, Inc.	1,053,343	15,399,875
KeyCorp	675,746	15,123,195
Regions Financial Corp.	696,402	15,501,908
		75,981,316
Biotechnology–1.01%
Gilead Sciences, Inc.	269,659	16,031,228
		16,031,228
Building Products–1.00%
Johnson Controls International PLC	243,178	15,945,181
		15,945,181
Capital Markets–0.98%
Goldman Sachs Group, Inc.	47,431	15,656,973
		15,656,973
Chemicals–2.97%
Dow, Inc.	248,832	15,855,575
Eastman Chemical Co.	144,140	16,152,329
LyondellBasell Industries NV Class A	148,848	15,304,551
		47,312,455
Communications Equipment–1.02%
Cisco Systems, Inc.	292,617	16,316,324
		16,316,324
Consumer Finance–1.94%
Ally Financial, Inc.	356,212	15,488,098
Capital One Financial Corp.	118,069	15,501,279
		30,989,377
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–1.02%
International Paper Co.	352,511	$ 16,268,383
		16,268,383
Diversified Telecommunication Services–2.01%
AT&T, Inc.	683,567	16,152,688
Verizon Communications, Inc.	312,698	15,928,836
		32,081,524
Electric Utilities–4.17%
Duke Energy Corp.	148,391	16,569,339
Edison International	238,166	16,695,437
Entergy Corp.	141,467	16,516,272
Evergy, Inc.	243,401	16,634,024
		66,415,072
Electrical Equipment–1.00%
Emerson Electric Co.	163,114	15,993,328
		15,993,328
Electronic Equipment, Instruments & Components–0.96%
Corning, Inc.	415,844	15,348,802
		15,348,802
Equity Real Estate Investment Trusts–6.18%
Alexandria Real Estate Equities, Inc.	83,117	16,727,296
Kimco Realty Corp.	662,001	16,351,425
Realty Income Corp.	238,808	16,549,395
Ventas, Inc.	259,945	16,054,203
VICI Properties, Inc.	587,606	16,723,267
WP Carey, Inc.	198,823	16,072,851
		98,478,437
Food & Staples Retailing–0.95%
Walgreens Boots Alliance, Inc.	339,167	15,184,507
		15,184,507
Food Products–5.18%
Conagra Brands, Inc.	494,040	16,584,923
J M Smucker Co.	121,376	16,435,524
Kellogg Co.	258,094	16,644,482
Kraft Heinz Co.	412,830	16,261,374
Tyson Foods, Inc. Class A	184,729	16,557,260
		82,483,563
Health Care Equipment & Supplies–2.06%
Cooper Cos., Inc.	38,713	16,166,162
Medtronic PLC	149,954	16,637,396
		32,803,558
Health Care Providers & Services–4.90%
Anthem, Inc.	33,664	16,536,430
Cigna Corp.	65,872	15,783,590
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	147,595	$ 14,938,090
†Laboratory Corp. of America Holdings	58,752	15,490,552
Quest Diagnostics, Inc.	112,315	15,371,431
		78,120,093
Hotels, Restaurants & Leisure–1.00%
Darden Restaurants, Inc.	120,450	16,013,828
		16,013,828
Household Durables–2.93%
DR Horton, Inc.	202,304	15,073,671
Garmin Ltd.	136,514	16,191,926
Lennar Corp. Class A	190,124	15,432,365
		46,697,962
Industrial Conglomerates–1.00%
3M Co.	107,045	15,936,860
		15,936,860
Insurance–4.97%
Allstate Corp.	114,938	15,920,062
American International Group, Inc.	252,495	15,849,111
Fidelity National Financial, Inc.	321,460	15,700,106
MetLife, Inc.	227,206	15,968,038
Prudential Financial, Inc.	133,834	15,815,164
		79,252,481
Internet & Direct Marketing Retail–1.00%
eBay, Inc.	278,658	15,955,957
		15,955,957
IT Services–4.05%
Cognizant Technology Solutions Corp. Class A	174,883	15,681,759
Fidelity National Information Services, Inc.	165,415	16,610,974
Global Payments, Inc.	118,192	16,173,393
International Business Machines Corp.	123,386	16,042,648
		64,508,774
Life Sciences Tools & Services–0.99%
†Bio-Rad Laboratories, Inc. Class A	28,092	15,822,257
		15,822,257
Machinery–3.98%
Caterpillar, Inc.	71,768	15,991,346
Cummins, Inc.	76,217	15,632,869
PACCAR, Inc.	179,287	15,789,806
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	114,946	$ 16,068,301
		63,482,322
Media–2.00%
Comcast Corp. Class A	340,761	15,954,430
Paramount Global Class B	420,892	15,913,927
		31,868,357
Metals & Mining–0.94%
Steel Dynamics, Inc.	179,874	15,006,888
		15,006,888
Multi-Utilities–1.04%
Consolidated Edison, Inc.	174,462	16,518,062
		16,518,062
Oil, Gas & Consumable Fuels–4.12%
Chevron Corp.	95,897	15,614,909
Kinder Morgan, Inc.	871,454	16,479,195
Marathon Petroleum Corp.	195,941	16,752,955
Valero Energy Corp.	165,363	16,790,959
		65,638,018
Pharmaceuticals–4.03%
Bristol-Myers Squibb Co.	220,241	16,084,200
Merck & Co., Inc.	198,329	16,272,894
Pfizer, Inc.	303,244	15,698,942
Royalty Pharma PLC Class A	414,009	16,129,791
		64,185,827
Professional Services–1.01%
Leidos Holdings, Inc.	148,295	16,018,826
		16,018,826
Semiconductors & Semiconductor Equipment–10.72%
Analog Devices, Inc.	96,676	15,968,942
Applied Materials, Inc.	115,070	15,166,226
Intel Corp.	308,943	15,311,215
KLA Corp.	43,586	15,955,091
Lam Research Corp.	28,671	15,413,816
Micron Technology, Inc.	203,908	15,882,394
NXP Semiconductors NV	83,460	15,446,777
†Qorvo, Inc.	122,017	15,142,310
Skyworks Solutions, Inc.	115,203	15,354,256
Teradyne, Inc.	129,983	15,367,890
Texas Instruments, Inc.	86,573	15,884,414
		170,893,331
Software–1.95%
SS&C Technologies Holdings, Inc.	207,651	15,577,978
VMware, Inc. Class A	135,875	15,472,086
		31,050,064

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.91%
Advance Auto Parts, Inc.	74,289	$ 15,374,851
Best Buy Co., Inc.	164,901	14,989,501
		30,364,352
Technology Hardware, Storage & Peripherals–1.96%
Hewlett Packard Enterprise Co.	935,344	15,629,598
†Western Digital Corp.	315,794	15,679,172
		31,308,770
Textiles, Apparel & Luxury Goods–1.01%
VF Corp.	283,564	16,123,449
		16,123,449
Total Common Stock (Cost $1,370,753,125)		1,589,531,712

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.32%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	5,129,081	$ 5,129,081
Total Money Market Fund (Cost $5,129,081)		5,129,081

TOTAL INVESTMENTS–100.04% (Cost $1,375,882,206)	1,594,660,793
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(676,506)
NET ASSETS APPLICABLE TO 111,510,367 SHARES OUTSTANDING–100.00%	$1,593,984,287

† Non-income producing.

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
37	E-mini S&P 500 Index	$8,381,888	$7,771,229	6/17/22	$610,659	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,589,531,712	$—	$—	$1,589,531,712
Money Market Fund	5,129,081	—	—	5,129,081
Total Investments	$1,594,660,793	$—	$—	$1,594,660,793
Derivatives:

Assets:
Futures Contract	$610,659	$—	$—	$610,659
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Large Cap 100 Fund–5